Prepaid Land Lease Payments - Schedule of Prepaid Land Lease Payments (Details) - Use Rights [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Prepaid land lease payments	$ 44,872	$ 11,066
Less: accumulated amortization	5,142	2,819
Net carrying value	$ 39,730	$ 8,247